Revenue - Classification (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue from royalty, streams and working interests	$ 580.9	$ 366.7	$ 1,231.6	$ 732.2
Interest revenue and other interest income		2.7		5.6
Total revenue	580.9	369.4	1,231.6	737.8
Labrador Iron Ore Royalty Corporation
Revenue
Dividend income	1.3	1.4	2.7	3.6
Revenue-based royalties
Revenue
Total revenue	211.5	142.0	446.2	277.0
Streams
Revenue
Total revenue	287.1	186.2	626.1	382.1
Profit-based royalties
Revenue
Total revenue	70.5	28.1	133.2	53.8
Interest revenue and other
Revenue
Total revenue	11.8	13.1	26.1	24.9
South America
Revenue
Total revenue	229.6	140.7	504.4	292.2
Central America & Mexico
Revenue
Total revenue	43.6	43.4	103.9	79.9
Canada
Revenue
Total revenue	145.9	72.7	282.1	137.6
United States
Revenue
Total revenue	92.0	60.8	186.1	119.0
Rest of World
Revenue
Total revenue	69.8	51.8	155.1	109.1
Mining
Revenue
Total revenue	580.9	369.4	1,231.6	737.8
Precious metals
Revenue
Revenue from royalty, streams and working interests	498.7	304.0	1,066.8	594.7
Gold
Revenue
Revenue from royalty, streams and working interests	403.0	258.4	839.9	504.2
Gain (loss) on provisional price adjustment	(0.1)		0.1	0.1
Silver
Revenue
Revenue from royalty, streams and working interests	83.5	38.1	197.0	75.2
Platinum group metals
Revenue
Revenue from royalty, streams and working interests	12.2	7.5	29.9	15.3
Gain (loss) on provisional price adjustment	(0.6)	0.0	(0.7)	0.4
Energy and other mining commodity
Revenue
Revenue from royalty, streams and working interests	580.9	366.7	1,231.6	732.2
Other mining
Revenue
Revenue from royalty, streams and working interests	11.8	10.2	35.0	27.0
Iron Ore
Revenue
Revenue from royalty, streams and working interests	9.1	7.2	26.2	19.6
Other mining assets
Revenue
Revenue from royalty, streams and working interests	2.7	3.0	8.8	7.4
Energy
Revenue
Revenue from royalty, streams and working interests	70.4	52.5	129.8	110.5
Oil
Revenue
Revenue from royalty, streams and working interests	45.3	30.6	78.8	65.5
Gas
Revenue
Revenue from royalty, streams and working interests	19.8	16.9	40.4	34.3
Natural gas liquids
Revenue
Revenue from royalty, streams and working interests	$ 5.3	$ 5.0	$ 10.6	$ 10.7